The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.8%
	Food and Beverage — 11.9%
3,000	Ajinomoto Co. Inc.	$47,884
105,200	Brown-Forman Corp., Cl. A	5,383,084
49,300	Brown-Forman Corp., Cl. B	2,602,054
63,800	Campbell Soup Co.	2,432,694
65,000	Chr. Hansen Holding A/S	6,588,484
15,000	Coca-Cola European Partners plc	776,100
265,000	Conagra Brands Inc.	7,351,100
30,000	Constellation Brands Inc., Cl. A	5,259,900
18,000	Crimson Wine Group Ltd.†	148,140
196,500	Danone SA	15,140,988
1,277,600	Davide Campari-Milano SpA	12,540,103
127,000	Diageo plc, ADR	20,778,470
80,000	Flowers Foods Inc.	1,705,600
77,800	Fomento Economico Mexicano SAB de CV, ADR	7,179,384
40,000	General Mills Inc.	2,070,000
1,848,400	Grupo Bimbo SAB de CV, Cl. A	3,855,783
41,300	Heineken NV	4,358,585
11,000	Ingredion Inc.	1,041,590
105,000	ITO EN Ltd.	5,447,532
27,000	Kellogg Co.	1,549,260
63,500	Kerry Group plc, Cl. A	7,051,915
92,400	Keurig Dr Pepper Inc.	2,584,428
50,000	Lamb Weston Holdings Inc.	3,747,000
9,700	LVMH Moet Hennessy Louis Vuitton SE	3,567,889
20,000	Maple Leaf Foods Inc.	462,603
60,000	Molson Coors Brewing Co., Cl. B	3,579,000
340,000	Mondele¯z International Inc., Cl. A	16,972,800
14,000	Morinaga Milk Industry Co. Ltd.	474,330
41,000	Nestlé SA	3,907,507
160,000	PepsiCo Inc.	19,608,000
39,200	Pernod Ricard SA	7,035,649
31,000	Post Holdings Inc.†	3,391,400
41,500	Remy Cointreau SA	5,535,133
89,600	The Coca-Cola Co.	4,198,656
77,426	The Hain Celestial Group Inc.†	1,790,089
18,500	The J.M. Smucker Co.	2,155,250
85,000	The Kraft Heinz Co.	2,775,250
138,500	Tootsie Roll Industries Inc.	5,157,740
48,000	Tyson Foods Inc., Cl. A	3,332,640
341,000	Yakult Honsha Co. Ltd.	23,814,310

		227,398,324

	Financial Services — 9.6%
350,000	American Express Co.(a)	38,255,000
25,000	American International Group Inc.	1,076,500
16,698	Argo Group International Holdings Ltd.	1,179,881
72,585	Banco Santander SA, ADR	336,069
90,000	Bank of America Corp.	2,483,100
113	Berkshire Hathaway Inc., Cl. A†	34,037,295
11,000	CIT Group Inc.	527,670

Shares		Market Value
99,000	Citigroup Inc.	$6,159,780
5,000	Cullen/Frost Bankers Inc.	485,350
30,000	Deutsche Bank AG	243,600
30,000	Fidelity National Financial Inc.	1,096,500
16,000	GAM Holding AG	49,972
58,000	H&R Block Inc.	1,388,520
5,000	I3 Verticals Inc., Cl. A†	120,100
40,000	Interactive Brokers Group Inc., Cl. A	2,075,200
98,000	Janus Henderson Group plc	2,448,040
88,000	Jefferies Financial Group Inc.	1,653,520
61,400	JPMorgan Chase & Co.	6,215,522
29,800	Kinnevik AB, Cl. A	786,884
145,000	Legg Mason Inc.	3,968,650
14,000	Loews Corp.	671,020
100,000	Marsh & McLennan Companies Inc.	9,390,000
9,000	Moody’s Corp.	1,629,810
4,500	Och-Ziff Capital Management Group LLC, Cl. A	73,845
20,000	PayPal Holdings Inc.†	2,076,800
62,000	S&P Global Inc.	13,054,100
161,100	State Street Corp.	10,601,991
15,000	SunTrust Banks Inc.	888,750
112,400	T. Rowe Price Group Inc.	11,253,488
212,500	The Bank of New York Mellon Corp.	10,716,375
25,000	The Blackstone Group LP	874,250
20,000	The Charles Schwab Corp.	855,200
15,000	The PNC Financial Services Group Inc.	1,839,900
3,000	TransUnion	200,520
13,000	W. R. Berkley Corp.	1,101,360
170,000	Waddell & Reed Financial Inc., Cl. A	2,939,300
230,000	Wells Fargo & Co.	11,113,600

		183,867,462

	Equipment and Supplies — 6.7%
398,000	AMETEK Inc.	33,022,060
7,000	Amphenol Corp., Cl. A	661,080
139,000	CIRCOR International Inc.†	4,531,400
325,800	Donaldson Co. Inc.	16,309,548
252,000	Flowserve Corp.	11,375,280
37,400	Franklin Electric Co. Inc.	1,910,766
209,000	IDEX Corp.	31,713,660
43,000	Ingersoll-Rand plc	4,641,850
100,000	Mueller Industries Inc.	3,134,000
280,000	Mueller Water Products Inc., Cl. A	2,811,200
13,000	Sealed Air Corp.	598,780
45,000	Tenaris SA, ADR	1,271,250
80,000	The Timken Co.	3,489,600
59,600	The Weir Group plc	1,209,419
131,000	Watts Water Technologies Inc., Cl. A	10,587,420
4,000	Welbilt Inc.†	65,520

		127,332,833

	Consumer Services — 5.2%
20,000	eBay Inc.	742,800

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
80,935	GCI Liberty Inc., Cl. A†	$4,500,795
350,000	Groupon Inc.†	1,242,500
39,000	IAC/InterActiveCorp.†	8,194,290
18,642	Liberty Expedia Holdings Inc., Cl. A†	797,878
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	297,990
2,000	Marriott Vacations Worldwide Corp.	187,000
12,000	Matthews International Corp., Cl. A	443,400
253,265	Qurate Retail Inc.†	4,047,175
1,885,000	Rollins Inc.	78,453,700

		98,907,528

	Diversified Industrial — 5.1%
8,000	Acuity Brands Inc.	960,080
160,000	Ampco-Pittsburgh Corp.†	528,000
25,000	Colfax Corp.†	742,000
170,100	Crane Co.	14,393,862
230,000	General Electric Co.	2,297,700
15,000	Graf Industrial Corp.†	151,800
127,000	Greif Inc., Cl. A	5,238,750
12,000	Greif Inc., Cl. B	586,680
75,000	Griffon Corp.	1,386,000
298,000	Honeywell International Inc.	47,358,160
5,000	IntriCon Corp.†	125,400
97,000	ITT Inc.	5,626,000
11,000	Jardine Strategic Holdings Ltd.	411,730
40,000	Kennametal Inc.	1,470,000
50,000	Myers Industries Inc.	855,500
35,000	nVent Electric plc	944,300
85,000	Park-Ohio Holdings Corp.	2,752,300
5,000	Rayonier Advanced Materials Inc.	67,800
30,000	Rexnord Corp.†	754,200
50,000	Schultze Special Purpose Acquisition Corp.†	503,250
31,000	ServiceMaster Global Holdings Inc.†	1,447,700
11,500	Sulzer AG	1,121,416
83,400	Textron Inc.	4,225,044
100,000	Toray Industries Inc.	637,824
12,000	Tredegar Corp.	193,680
85,000	Trinity Industries Inc.	1,847,050

		96,626,226

	Health Care — 5.1%
6,500	ACADIA Pharmaceuticals Inc.†	174,525
175,000	Achaogen Inc.†	79,853
8,911	Acorda Therapeutics Inc.†	118,427
1,000	Aerie Pharmaceuticals Inc.†	47,500
25,000	Akorn Inc.†	88,000
19,500	Allergan plc	2,854,995
500	Alnylam Pharmaceuticals Inc.†	46,725
21,000	AmerisourceBergen Corp.	1,669,920
32,000	Amgen Inc.	6,079,360
1,000	AngioDynamics Inc.†	22,860

Shares		Market Value
2,664	Anika Therapeutics Inc.†	$80,559
10,901	Aptinyx Inc.†	44,149
1,500	Arena Pharmaceuticals Inc.†	67,245
2,200	AtriCure Inc.†	58,938
9,600	Axogen Inc.†	202,176
20,771	Axovant Gene Therapies Ltd.†	27,625
1,000	Bausch Health Cos. Inc.†	24,700
13,000	Baxter International Inc.	1,057,030
7,000	Biogen Inc.†	1,654,660
1,500	BioMarin Pharmaceutical Inc.†	133,245
2,831,451	BioScrip Inc.†	5,662,902
220,000	Boston Scientific Corp.†	8,443,600
149,000	Bristol-Myers Squibb Co.	7,108,790
1,000	Cardiovascular Systems Inc.†	38,660
1,500	Celgene Corp.†	141,510
4,868	Cigna Corp.	782,872
19,900	Clovis Oncology Inc.†	493,918
104,056	ConforMIS Inc.†	299,681
49,900	Covetrus Inc.†	1,589,315
1,000	CRISPR Therapeutics AG†	35,720
17,900	Cutera Inc.†	316,114
2,500	CytomX Therapeutics Inc.†	26,875
250,000	Demant A/S†	7,392,493
6,000	Dermira Inc.†	81,300
1,000	Editas Medicine Inc.†	24,450
2,000	ElectroCore Inc.†	14,000
25,267	Electromed Inc.†	130,125
17,200	Endo International plc†	138,116
1,000	Evolus Inc.†	22,570
2,000	G1 Therapeutics Inc.†	33,200
10,370	GenMark Diagnostics Inc.†	73,523
63,000	Henry Schein Inc.†	3,786,930
500	ICU Medical Inc.†	119,665
7,900	Incyte Corp.†	679,479
46,800	Indivior plc†	58,553
1,800	Inogen Inc.†	171,666
2,000	Intellia Therapeutics Inc.†	34,160
10,000	IRIDEX Corp.†	45,600
37,000	Johnson & Johnson	5,172,230
7,000	Jounce Therapeutics Inc.†	43,400
28,323	Lannett Co. Inc.†	222,902
600	LeMaitre Vascular Inc.	18,600
9,500	Mallinckrodt plc†	206,530
27,000	Marinus Pharmaceuticals Inc.†	112,860
1,000	McKesson Corp.	117,060
105,200	Merck & Co. Inc.	8,749,484
4,000	Meridian Bioscience Inc.	70,440
1,000	Myriad Genetics Inc.†	33,200
17,559	Nabriva Therapeutics plc†	42,844
1,000	Natus Medical Inc.†	25,380
5,000	Nektar Therapeutics†	168,000
2,102	NeoGenomics Inc.†	43,007

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,000	Neuronetics Inc.†	$76,250
13,500	Nevro Corp.†	843,885
84,000	Novartis AG, ADR	8,075,760
7,500	NuVasive Inc.†	425,925
1,000	Orthofix Medical Inc.†	56,410
9,859	Patterson Cos. Inc.	215,419
1,000	Perrigo Co. plc	48,160
5,000	Puma Biotechnology Inc.†	193,950
1,037	Ra Pharmaceuticals Inc.†	23,229
500	Regeneron Pharmaceuticals Inc.†	205,310
3,000	Sangamo Therapeutics Inc.†	28,620
5,500	Sol-Gel Technologies Ltd.†	37,620
8,000	T2 Biosystems Inc.†	21,040
2,135	Tandem Diabetes Care Inc.†	135,573
8,000	Teva Pharmaceutical Industries Ltd., ADR†	125,440
1,600	United Therapeutics Corp.†	187,792
48,000	UnitedHealth Group Inc.	11,868,480
500	USANA Health Sciences Inc.†	41,935
69,934	Valeritas Holdings Inc.†	22,798
4,000	Waters Corp.†	1,006,840
5,000	Zafgen Inc.†	13,700
15,500	Zimmer Biomet Holdings Inc.	1,979,350
35,000	Zoetis Inc.	3,523,450
21,297	Zosano Pharma Corp.†	101,587

		96,562,739

	Entertainment — 4.8%
27,358	Charter Communications Inc., Cl. A†	9,490,764
41,600	Discovery Inc., Cl. A†	1,124,032
309,800	Discovery Inc., Cl. C†	7,875,116
50,000	Entertainment One Ltd.	290,969
90,000	Genting Singapore Ltd.	69,065
576,000	Grupo Televisa SAB, ADR	6,370,560
21,500	Liberty Media Corp.- Liberty Braves, Cl. A†	600,710
95,758	Liberty Media Corp.- Liberty Braves, Cl. C†	2,659,200
46,545	Lions Gate Entertainment Corp., Cl. B	702,829
10,000	Live Nation Entertainment Inc.†	635,400
14,000	Reading International Inc., Cl. A†	223,440
8,000	Take-Two Interactive Software Inc.†	754,960
103,867	The Madison Square Garden Co., Cl. A†	30,446,534
94,028	The Walt Disney Co.	10,439,929
40,000	Tokyo Broadcasting System Holdings Inc.	731,210
65,000	Universal Entertainment Corp.	1,958,856
313,615	Viacom Inc., Cl. A	10,176,807
240,000	Vivendi SA	6,953,986

		91,504,367

	Business Services — 4.3%
14,334	Allegion plc	1,300,237

Shares		Market Value
180,035	Clear Channel Outdoor Holdings Inc., Cl. A†	$963,187
248,000	Diebold Nixdorf Inc.†	2,745,360
3,000	Edenred	136,529
27,000	Emerald Expositions Events Inc.	342,900
60,000	First Data Corp., Cl. A†	1,576,200
160,000	G4S plc	382,401
16,000	Jardine Matheson Holdings Ltd.	997,760
100,000	Macquarie Infrastructure Corp.	4,122,000
250,000	Mastercard Inc., Cl. A	58,862,500
105,334	Resideo Technologies Inc.†	2,031,893
3,000	Stericycle Inc.†	163,260
270,000	The Interpublic Group of Companies Inc.	5,672,700
10,000	Vectrus Inc.†	265,900
12,800	Visa Inc., Cl. A	1,999,232

		81,562,059

	Consumer Products — 4.2%
160,000	Avon Products Inc.†	470,400
14,100	Christian Dior SE	6,717,374
27,000	Church & Dwight Co. Inc.	1,923,210
45,600	Coty Inc., Cl. A	524,400
172,000	Edgewell Personal Care Co.†	7,549,080
139,000	Energizer Holdings Inc.	6,245,270
27,600	Essity AB, Cl. B	795,883
2,100	Givaudan SA	5,365,202
85,000	Hanesbrands Inc.	1,519,800
23,800	Harley-Davidson Inc.	848,708
1,270	Hermes International	837,967
17,000	Mattel Inc.†	221,000
11,000	National Presto Industries Inc.	1,194,050
6,000	Nilfisk Holding A/S†	237,101
10,000	Oil-Dri Corp. of America	311,400
46,800	Reckitt Benckiser Group plc	3,890,146
27,600	Svenska Cellulosa AB, Cl. B	239,269
814,900	Swedish Match AB	41,536,910
16,000	Weight Watchers International Inc.†	322,400

		80,749,570

	Energy and Utilities — 3.9%
11,000	ABB Ltd., ADR	207,570
39,000	Anadarko Petroleum Corp.	1,773,720
50,000	Apache Corp.	1,733,000
80,000	Baker Hughes, a GE Company	2,217,600
80,000	BP plc, ADR	3,497,600
16,000	CMS Energy Corp.	888,640
172,000	ConocoPhillips	11,479,280
204,000	El Paso Electric Co.	11,999,280
98,400	Enbridge Inc.	3,567,984
62,000	Energy Transfer LP	952,940
34,000	Evergy Inc.	1,973,700
24,000	Eversource Energy	1,702,800
51,600	Exxon Mobil Corp.	4,169,280
226,700	Halliburton Co.	6,642,310

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
50,615	KLX Energy Services Holdings Inc.†	$1,272,461
4,000	Marathon Oil Corp.	66,840
22,000	Marathon Petroleum Corp.	1,316,700
20,000	Murphy USA Inc.†	1,712,400
43,000	National Fuel Gas Co.	2,621,280
12,000	NextEra Energy Inc.	2,319,840
8,000	NextEra Energy Partners LP	373,120
1,000	Niko Resources Ltd., OTC†	5
3,000	Niko Resources Ltd., Toronto†	34
32,400	Oceaneering International Inc.†	510,948
135,000	Patterson-UTI Energy Inc.	1,892,700
39,100	Phillips 66	3,721,147
115,000	Rowan Companies plc, Cl. A†	1,240,850
32,680	RPC Inc.	372,879
15,000	Southwest Gas Holdings Inc.	1,233,900
111,500	The AES Corp.	2,015,920
637,300	Weatherford International plc†	444,835

		73,921,563

	Automotive: Parts and Accessories — 3.7%
15,162	Adient plc	196,499
9,500	Aptiv plc	755,155
97,600	BorgWarner Inc.	3,748,816
231,900	Dana Inc.	4,113,906
24,200	Garrett Motion Inc.†	356,466
248,200	Genuine Parts Co.	27,805,846
180,000	Modine Manufacturing Co.†	2,496,600
63,500	O’Reilly Automotive Inc.†	24,657,050
105,000	Standard Motor Products Inc.	5,155,500
73,000	Superior Industries International Inc.	347,480
12,000	Visteon Corp.†	808,200

		70,441,518

	Cable and Satellite — 3.6%
245,600	AMC Networks Inc., Cl. A†	13,940,256
200	Cable One Inc.	196,276
193,000	Comcast Corp., Cl. A	7,716,140
105,400	DISH Network Corp., Cl. A†	3,340,126
45,933	EchoStar Corp., Cl. A†	1,674,258
145,605	Liberty Global plc, Cl. A†	3,628,477
334,893	Liberty Global plc, Cl. C†	8,107,760
21,712	Liberty Latin America Ltd., Cl. A†	419,910
42,918	Liberty Latin America Ltd., Cl. C†	834,755
3,000	Naspers Ltd., Cl. N	692,813
447,200	Rogers Communications Inc., New York, Cl. B	24,068,304
160,000	Shaw Communications Inc., New York, Cl. B	3,334,400

		67,953,475

	Broadcasting — 3.0%
251,000	CBS Corp., Cl. A, Voting	11,950,110
20,000	CBS Corp., Cl. B, Non-Voting	950,600

Shares		Market Value
2,000	Cogeco Inc.	$117,694
24,000	Corus Entertainment Inc., OTC, Cl. B	106,210
500,000	Entercom Communications Corp., Cl. A	2,625,000
161,733	Fox Corp., Cl. A†	5,937,218
134,999	Fox Corp., Cl. B†	4,843,764
16,000	Gray Television Inc.†	341,760
19,250	Liberty Broadband Corp., Cl. A†	1,764,070
62,192	Liberty Broadband Corp., Cl. C†	5,705,494
89,250	Liberty Media Corp.- Liberty Formula One, Cl. A†	3,038,070
52,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,831,363
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,863,500
158,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,041,920
282,600	MSG Networks Inc., Cl. A†	6,146,550
15,000	Nexstar Media Group Inc., Cl. A	1,625,550
4,500	Sinclair Broadcast Group Inc., Cl. A	173,160
85,200	Television Broadcasts Ltd.	165,191
10,000	Tribune Media Co., Cl. A	461,400

		56,688,624

	Telecommunications — 2.9%
153,452	AT&T Inc.	4,812,255
55,400	BCE Inc.	2,459,206
914,200	BT Group plc, Cl. A	2,654,678
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	80,964
50,000	CenturyLink Inc.	599,500
85,000	Cincinnati Bell Inc.†	810,900
100,000	Deutsche Telekom AG, ADR	1,658,500
382,557	Gogo Inc.†	1,717,681
29,001	Harris Corp.	4,631,750
36,000	Hellenic Telecommunications Organization SA	482,175
15,000	Hellenic Telecommunications Organization SA, ADR	99,900
27,000	Intelsat SA†	422,820
264,732	Koninklijke KPN NV	839,222
45,000	Loral Space & Communications Inc.†	1,622,250
16,000	Oi SA, ADR	6,240
4,267	Oi SA, Cl. C, ADR	8,022
40,053	Sprint Corp.†	226,299
21,000	Telecom Argentina SA, ADR	306,600
535,000	Telecom Italia SpA†	332,717
70,000	Telefonica Brasil SA, ADR	844,900
560,739	Telefonica SA, ADR	4,687,778
553,700	Telephone & Data Systems Inc.	17,015,201
105,000	Telesites SAB de CV†	67,835
25,000	TELUS Corp.	925,282
119,000	Verizon Communications Inc.	7,036,470
46,000	Vodafone Group plc, ADR	836,280

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
35,000	Zayo Group Holdings Inc.†	$994,700

		56,180,125

	Machinery — 2.7%
18,000	Astec Industries Inc.	679,680
12,800	Caterpillar Inc.	1,734,272
255,010	CNH Industrial NV	2,601,102
180,000	Deere & Co.(a)	28,771,200
232,000	Xylem Inc.	18,337,280

		52,123,534

	Aerospace and Defense — 2.5%
275,000	Aerojet Rocketdyne Holdings Inc.†	9,770,750
1,246,553	BBA Aviation plc	4,042,717
35,800	Kaman Corp.	2,092,152
17,500	Northrop Grumman Corp.	4,718,000
1,209,000	Rolls-Royce Holdings plc	14,222,418
35,000	The Boeing Co.	13,349,700
1,745	United Technologies Corp.	224,913

		48,420,650

	Electronics — 2.4%
19,500	Bel Fuse Inc., Cl. A	417,885
4,000	Hitachi Ltd., ADR	259,460
50,000	Intel Corp.	2,685,000
328,342	Johnson Controls International plc	12,128,953
34,170	Koninklijke Philips NV	1,396,186
2,400	Mettler-Toledo International Inc.†	1,735,200
40,000	TE Connectivity Ltd.	3,230,000
233,000	Texas Instruments Inc.	24,714,310

		46,566,994

	Retail — 2.3%
80,300	AutoNation Inc.†	2,868,316
5,000	Casey’s General Stores Inc.	643,850
41,000	Costco Wholesale Corp.	9,927,740
85,000	CVS Health Corp.	4,584,050
30,000	GNC Holdings Inc., Cl. A†	81,900
210,000	Hertz Global Holdings Inc.†	3,647,700
80,000	J.C. Penney Co. Inc.†	119,200
34,000	Lowe’s Companies Inc.	3,721,980
302,000	Macy’s Inc.	7,257,060
10,000	Penske Automotive Group Inc.	446,500
45,000	PetIQ Inc.†	1,413,450
13,800	PetMed Express Inc.	314,364
50,000	Rite Aid Corp.†	31,750
30,600	Sally Beauty Holdings Inc.†	563,346
16,000	The Cheesecake Factory Inc.	782,720
2,500	Tiffany & Co.	263,875
10,000	Vitamin Shoppe, Inc.†	70,400
62,000	Walgreens Boots Alliance Inc.	3,922,740

Shares		Market Value
32,000	Walmart Inc.	$3,120,960

		43,781,901

	Specialty Chemicals — 2.1%
11,000	AdvanSix Inc.†	314,270
12,000	Air Products & Chemicals Inc.	2,291,520
11,000	Ashland Global Holdings Inc.	859,430
22,000	Axalta Coating Systems Ltd.†	554,620
115,000	DowDuPont Inc.	6,130,650
390,000	Ferro Corp.†	7,382,700
10,000	FMC Corp.	768,200
19,739	GCP Applied Technologies Inc.†	584,274
24,000	H.B. Fuller Co.	1,167,360
55,000	International Flavors & Fragrances Inc.	7,083,450
250,000	OMNOVA Solutions Inc.†	1,755,000
159,800	Sensient Technologies Corp.	10,832,842
17,000	SGL Carbon SE†	150,175
2,000	The Chemours Co.	74,320
20,000	Valvoline Inc.	371,200

		40,320,011

	Environmental Services — 1.9%
35,000	Pentair plc	1,557,850
237,100	Republic Services Inc.	19,058,098
153,600	Waste Management Inc.	15,960,576

		36,576,524

	Hotels and Gaming — 1.9%
16,000	Accor SA	648,105
49,000	Belmond Ltd., Cl. A†	1,221,570
41,557	GVC Holdings plc	302,565
8,000	Hyatt Hotels Corp., Cl. A	580,560
34,000	Las Vegas Sands Corp.	2,072,640
4,458,500	Mandarin Oriental International Ltd.	8,694,075
15,000	Marriott International, Inc., Cl. A	1,876,350
70,000	MGM China Holdings Ltd.	146,421
214,000	MGM Resorts International	5,491,240
7,560	Penn National Gaming Inc.†	151,956
168,800	Ryman Hospitality Properties Inc., REIT	13,882,112
200,000	The Hongkong & Shanghai Hotels Ltd.	287,900
4,000	Wyndham Destinations Inc.	161,960
4,000	Wyndham Hotels & Resorts Inc.	199,960
6,000	Wynn Resorts Ltd.	715,920

		36,433,334

	Aviation: Parts and Services — 1.4%
41,666	Arconic Inc.	796,237
224,800	Curtiss-Wright Corp.	25,478,832

		26,275,069

	Wireless Communications — 0.9%
105,000	America Movil SAB de CV, Cl. L, ADR	1,499,400
99,000	Millicom International Cellular SA, SDR	6,010,939
150,000	NTT DoCoMo Inc.	3,317,919

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
46,075	Tim Participacoes SA, ADR	$694,811
25,000	T-Mobile US Inc.†	1,727,500
104,600	United States Cellular Corp.†	4,802,186

		18,052,755

	Building and Construction — 0.9%
28,333	Arcosa Inc.	865,573
73,000	Armstrong Flooring Inc.†	992,800
18,000	Assa Abloy AB, Cl. B	388,564
80,000	Fortune Brands Home & Security Inc.	3,808,800
214,559	Herc Holdings Inc.†	8,363,510
17,500	Lennar Corp., Cl. A	859,075
40,000	PGT Innovations Inc.†	554,000
12,000	Sika AG	1,676,324

		17,508,646

	Computer Software and Services — 0.9%
3,500	Alphabet Inc., Cl. C†	4,106,585
13,000	Blucora Inc.†	433,940
6,000	Check Point Software Technologies Ltd.†	758,940
3,000	Facebook Inc., Cl. A†	500,070
250,000	Hewlett Packard Enterprise Co.	3,857,500
470,750	Internap Corp.†	2,334,920
23,000	InterXion Holding NV†	1,534,790
2,000	Liq Participacoes SA†	501
20,900	Rockwell Automation Inc.	3,667,114

		17,194,360

	Automotive — 0.7%
80,000	General Motors Co.	2,968,000
180,000	Navistar International Corp.†	5,814,000
70,000	PACCAR Inc.	4,769,800

		13,551,800

	Metals and Mining — 0.6%
37,400	Agnico Eagle Mines Ltd.	1,626,900
50,000	Barrick Gold Corp.	685,500
30,000	Cleveland-Cliffs Inc.	299,700
80,000	Freeport-McMoRan Inc.	1,031,200
9,353	Livent Corp.†	114,855
4,300	Materion Corp.	245,358
50,000	New Hope Corp. Ltd.	106,863
143,600	Newmont Mining Corp.	5,136,572
215,000	TimkenSteel Corp.†	2,334,900
140,000	Turquoise Hill Resources Ltd.†	232,400
15,000	Vale SA, ADR	195,900

		12,010,148

	Communications Equipment — 0.5%
4,000	Apple Inc.	759,800

Shares		Market Value
285,000	Corning Inc.	$9,433,500

		10,193,300

	Transportation — 0.5%
131,200	GATX Corp.	10,019,744
700	Lyft Inc., Cl. A†	54,803

		10,074,547

	Publishing — 0.5%
1,100	Graham Holdings Co., Cl. B	751,498
87,700	Meredith Corp.	4,846,302
125,000	News Corp., Cl. A	1,555,000
100,600	News Corp., Cl. B	1,256,494
70,000	The E.W. Scripps Co., Cl. A	1,470,000

		9,879,294

	Real Estate — 0.5%
15,000	Gaming and Leisure Properties Inc., REIT	578,550
56,000	Griffin Industrial Realty Inc.	1,951,600
29,000	Rayonier Inc., REIT	914,080
325,000	The St. Joe Co.†	5,359,250
15,000	Weyerhaeuser Co., REIT	395,100

		9,198,580

	Agriculture — 0.5%
200,000	Archer-Daniels-Midland Co.	8,626,000
10,000	The Mosaic Co.	273,100

		8,899,100

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	1,005,900
30,000	Nobility Homes Inc.	675,000
42,000	Skyline Champion Corp.	798,000

		2,478,900

	TOTAL COMMON STOCKS	1,869,235,860

	CLOSED-END FUNDS — 0.7%
122,000	Altaba Inc.†	9,042,640
4,285	Royce Global Value Trust Inc.	43,107
45,000	Royce Value Trust Inc.	619,200
92,106	The Central Europe, Russia, and Turkey Fund Inc.	2,215,241
154,038	The New Germany Fund Inc.	2,151,911

	TOTAL CLOSED-END FUNDS	14,072,099

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	818,895

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$27,898,000	U.S. Treasury Bills, 2.355% to 2.486%††, 04/18/19 to 09/19/19	$27,707,682

	TOTAL INVESTMENTS — 100.0% (Cost $1,234,368,303)	$1,911,834,536

(a)	Securities, or a portion thereof, with a value of $44,237,600 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.3%	$1,592,033,768
Europe	13.0	249,248,844
Japan	1.9	36,689,325
Latin America	1.2	22,437,202
Asia/Pacific	0.6	10,732,584
South Africa	0.0 *	692,813

Total Investments	100.0%	$1,911,834,536

*	Amount represents less than 0.05%.

As of March 31, 2019, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Futures (E-Mini)	Short	117	06/21/19	$16,601,130	$(160,583)	$(160,583)

TOTAL FUTURES						$(160,583)